Consolidated Statements of Income and Other Comprehensive Income - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Profit or loss [abstract]
Revenues		$ 488,596	$ 377,935	$ 255,702
Tax benefits		93,668	20,860	5,440
Total revenues and income		582,264	398,795	261,142
Cost of sales	[1]	(134,381)	(80,696)	(52,794)
Depreciation and amortization		(149,922)	(108,889)	(65,796)
General and administrative expenses		(57,955)	(38,847)	(31,356)
Development expenses		(12,190)	(11,601)	(6,347)
Total operating expenses		(354,448)	(240,033)	(156,293)
Gains from projects disposals		96,431	601	9,847
Other income, net		7,931	16,172	43,447
Operating profit		332,178	175,535	158,143
Finance income		40,851	20,439	36,799
Finance expenses		(164,730)	(107,844)	(68,143)
Total finance expenses, net		(123,879)	(87,405)	(31,344)
Profit before tax and equity loss		208,299	88,130	126,799
Share of losses of equity accounted investees		(3,722)	(3,350)	(330)
Profit before income taxes		204,577	84,780	126,469
Taxes on income		(43,875)	(18,275)	(28,428)
Profit for the year		160,702	66,505	98,041
Amounts which will be classified in the future under profit or loss, net of tax:
Foreign currency translation differences for foreign operations		(135,195)	(40,298)	53,663
Effective portion of changes in fair value of cash flow hedges, net		(10,175)	(13,684)	15,929
Other comprehensive loss item that will not be transfer to profit or loss:
Presentation currency translation adjustment		237,375	(7,630)	(41,678)
Total other comprehensive income (loss) for the year		92,005	(61,612)	27,914
Total comprehensive profit for the year		252,707	4,893	125,955
Profit for the year attributed to:
Owners of the Company		132,104	44,209	70,924
Non-controlling interests		28,598	22,296	27,117
Profit (loss) for the year		160,702	66,505	98,041
Comprehensive income (loss) for the year attributed to:
Owners of the Company		189,127	(477)	92,183
Non-controlling interests		63,580	5,370	33,772
Total comprehensive income (loss) for the year		$ 252,707	$ 4,893	$ 125,955
Earnings per ordinary share (in USD) with a par value of NIS 0.1, attributable to owners of the parent Company:
Basic earnings per share		$ 1.07	$ 0.37	$ 0.61
Diluted earnings per share		$ 1	$ 0.36	$ 0.57
Weighted average of share capital used in the calculation of earnings:
Basic per share		123,717,373	118,293,556	115,721,346
Diluted per share		132,619,069	123,312,565	123,861,293

[1]	Excluding depreciation and amortization.